Provisions (Tables)	12 Months Ended
Jan. 31, 2021
Provisions [abstract]
Disclosure of Detailed Information About Provisions
	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Current:
Other provisions	92	5,205
Make good	778	639
	870	5,844

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Non-current:
Make good	1,212	1,796
	1,212	1,796

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions
	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2020	-	5,205	2,435	7,640
Additional provisions recognised	-	-	26	26
Amounts used during the period	-	(5,113)	(506)	(5,619)
Exchange differences	-	-	35	35
Balance at 31 January 2021	-	92	1,990	2,082

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2019	1,085	-	2,208	3,293
Impact of IFRS 16*	(1,102)	-	-	(1,102)
Additional provisions recognised	-	5,205	307	5,512
Amounts used during the period	-	-	(64)	(80)
Exchange differences	17	-	(16)	1
Balance at 31 January 2020	-	5,205	2,435	7,640